NET LOSS PER SHARE - Schedule of Computation of Basic and Diluted Net Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss attributable to common stockholders	$ (64,608)	$ (2,113)	$ (6,991)	$ (4,268)	$ (13,078)	$ (12,351)	$ (73,712)	$ (29,697)	$ (38,905)	$ (41,734)
Denominator:
Weighted average shares outstanding, basic (in shares)	72,462,512			60,800,000			64,730,224	60,800,000
Weighted average shares outstanding, diluted (in shares)	72,462,512			60,800,000			64,730,224	60,800,000
Basic net loss per share (in dollars per share)	$ (0.89)			$ (0.07)			$ (1.14)	$ (0.49)
Diluted net loss per share (in dollars per share)	$ (0.89)			$ (0.07)			$ (1.14)	$ (0.49)